Summary of Significant Policies (Details)				3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 17, 2025	Jun. 06, 2025 shares	Nov. 03, 2023 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jan. 31, 2025 USD ($) shares	Jan. 31, 2026 USD ($)	Jan. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jul. 31, 2024 USD ($)
Summary of Significant Policies (Details) [Line Items]
Number of reportable segment				1			1
Machinery equipment gross				$ 0					$ 0
Impairment expense				0	$ 0				0		$ 0
Stock issued during period, shares (in Shares) | shares		10,000,000
Default description	The Note Payable — Polar was not settled at close of the Business Combination, and New XCF assumed the obligation. Pursuant to Section 1.5 and Section 1.6 of the Subscription Agreement, Polar gave notice to the Company, that as of June 17, 2025, the Company was in default of the agreement (“the Default Date”). Since the default continued for a period of five business days from the Default Date (the “Default”), the Company will issue 120,000 shares of common stock to Polar each month until the Default is cured (the “Default Shares — Polar”). For the period beginning June 17, 2025 and ending March 31, 2026, the Company has issued a total of 720,000 shares to Polar. It is delinquent in delivering the proper number of shares as called for by the Subscription Agreement by 480,000 Class A Common Stock.
Cash and cash equivalents				$ 1,047,539					$ 154,937
Number of operating segments							1
Common Stock [Member] | FocusImpact [Member]
Summary of Significant Policies (Details) [Line Items]
Stock issued during period			$ 1,200,000
Stock issued during period, shares (in Shares) | shares			1,200,000
DevvStream Corp [Member]
Summary of Significant Policies (Details) [Line Items]
Number of reportable segment										1
Stock issued during period						$ 1,220,000		$ 1,220,000		$ 1,220,000
Common share, par value (in Dollars per share) | $ / shares
Non-vesting awards expense
Cash and cash equivalents							$ 815,707			$ 3,446,111		$ 21,106
Maximum contractual obligations to reimburse sellers term										18 months
Advertising expense										$ 1,000,073		481,104
Number of operating segments										1
DevvStream Corp [Member] | Cash and Cash Equivalents [Member]
Summary of Significant Policies (Details) [Line Items]
Cash and cash equivalents
DevvStream Corp [Member] | Common Stock [Member]
Summary of Significant Policies (Details) [Line Items]
Stock issued during period, shares (in Shares) | shares						200,000		200,000		200,000